Capital Stock (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital
The Bank’s subscribed and paid-in capital from January 1, 2022 to December 31, 2024, amounted to 639,413. The capital stock composition is as follows:

Shares			Capital stock

Class	Stock number	Votes per share	Issued outstanding	In treasury	Paid in

As of December 31, 2024, 2023 and 2022
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	628,177,738	1	628,177		628,177

Total 2024, 2023 and 2022	639,413,408		639,413		639,413